Other Non-Financial Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Non-Financial Assets [Abstract]
Summary of Other Assets

(in millions €)	December 31, 2024	December 31, 2023
Deferred expenses	166.8	284.9
Prepayments related to service contracts	27.7	28.3
Other	44.5	51.1
Total	239.0	364.3
Total current	212.7	280.9
Total non-current	26.3	83.4